UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from May 20, 2006 to June 30, 2006

Commission File Number of issuing entity: 333-131760-01

CHASE AUTO OWNER TRUST 2006-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131760

JPMORGAN CHASE BANK, NATIONAL
ASSOCIATION
(Exact name of depositor as specified in its charter)

JPMORGAN CHASE BANK, NATIONAL
ASSOCIATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

22-2382028
(I.R.S. Employer Identification No.)

White Clay Center, Building 200, Newark, DE	19711
(Address of principal executive offices	(Zip Code)
of issuing entity)

(302) 575-5000
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Each class of securities to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of securities to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒No ☐

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

PART II - OTHER INFORMATION

ITEM 9 - Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1     Monthly Report relating to July 17, 2006 distribution.

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: July 20, 2006

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION (Depositor)

By:	/s/ Stephen R. Etherington
Name: Stephen R. Etherington
Title: Vice President

EXHIBIT INDEX

Exhibit No.	Description
99.1	Monthly Report relating to distribution on July 17, 2006.